Offerings - Offering: 1	Dec. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.25% Series due 2035
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 305,475,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 42,186.10
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-281614-02. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.